TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (500)	$ (738)	$ (701)
Trade receivables, net	22,490	21,792
Unbilled Revenues [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current	2,800	3,683
Billed Revenues [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current	$ 20,190	$ 18,847